SCHEDULE OF LEASE TERM AND DISCOUNT RATE RELATED TO OPERATING LEASES (Details)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Weighted-average remaining lease term (in years)	10 months 20 days	10 months 20 days	10 months 2 days
Weighted-average discount rate	6.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Weighted-average discount rate		6.00%	6.00%
Office Lease [Member]
Property, Plant and Equipment [Line Items]
Weighted-average discount rate	12.80%	12.80%	6.00%